LONG-TERM INVESTMENTS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
LONG-TERM INVESTMENTS.
Investment in equity securities without readily determinable fair value	¥ 30,000		¥ 30,000
Investment in equity method investee	0		1,798
Time deposit	2,751,670		0
Total	¥ 2,781,670	$ 397,774	¥ 31,798